Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Outstanding advances from stockholder	$ 1,065	$ 28,728
Advances from stockholder	$ 210,564	$ 28,728